Accounting policies - Measurement of FA and FL and recognition of FV changes - Levels 3 Change in Assumptions (Details) - Level 3	12 Months Ended
Dec. 31, 2022 item
Cross currency swaps (CCS) | Interest rate swaps | Least Favorable Input, Potential Impact
Financial instruments
Increase (decrease) of input	0.0004
Historical period	1 year
Denominator used in estimating volatility	2
Percentile of movement price distribution	0.95%
Cross currency swaps (CCS) | IRS, TIIE | Most Favorable Input, Potential Impact
Financial instruments
Increase (decrease) of input	0.0004
Interest rate swaps | IRS 28-day TIIES | Least Favorable Input, Potential Impact
Financial instruments
Increase (decrease) of input	(0.0016)
Historical period	1 year
Denominator used in estimating volatility	2
Percentile of movement price distribution	0.95%
Interest rate swaps | CCS USD/Peso | Most Favorable Input, Potential Impact
Financial instruments
Increase (decrease) of input	0.0016
Historical period	1 year